Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,093,862		$ 5,506,941			$ 6,452,589
Government contract receivable	532,771		659,409			0
Prepaid expenses	1,508,915		1,768,533			1,433,153
Total current assets	5,135,548		7,934,883			7,885,742
Property and equipment, net	143,862		149,974			209,689
Other assets	71,010		71,010			1,187,788
Total assets	5,350,420		8,155,867			9,283,219
Current liabilities:
Accounts payable	1,830,148		1,849,760			2,802,950
Accrued expenses	699,076		1,257,572			716,931
Total current liabilities	2,529,224		3,107,332			3,519,881
Stockholders’ equity:
Issued and outstanding shares – 10,536,875 and 1,977,152 at December 31, 2024 and 2023, respectively	15,925		10,537			1,977
Additional paid-in capital	142,888,786		134,394,079			110,125,146
Accumulated deficit	(140,083,515)		(129,356,081)			(104,363,785)
Total stockholders’ equity	2,821,196	$ 7,898,030	5,048,535	$ (2,309,226)	$ 54,275	5,763,338	$ 26,600,034
Total liabilities and stockholders’ equity	$ 5,350,420		$ 8,155,867			$ 9,283,219